Events after the reporting period (Details Narrative) - Nonadjusting Event [Member]	Apr. 30, 2026 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Non-dilutive grant funding of stock options | $	$ 200,000
Shares issued stock options | shares	250,000
Options exercise price | $ / shares	$ 0.49